Guarantees and Contingencies	12 Months Ended
Mar. 31, 2012
Guarantees and Contingencies [Abstract]
Guarantees and contingencies

17. Guarantees and contingencies

(a) Securities Class Actions

Since December 2010, several putative class action complaints against the Company and other parties have been filed in the U.S. District Courts in New York and Illinois on behalf of the purchasers of the Class A Subordinate Voting Shares in the Company’s IPO. The complaints alleged certain violations of federal securities laws in connection with the IPO. The New York actions were subsequently dismissed voluntarily. Pursuant to the provisions governing class action litigation as set out in the Private Securities Litigation Reform Act of 1995, in June 2011, the U.S. District Court for the Northern District of Illinois appointed, as Lead Plaintiff, the City of Miami General Employees’ and Sanitation Employees’ Retirement Trust. In October 2011, the Court granted the defendants’ motion to transfer the case to the U.S. District Court for the Southern District of New York where it is now pending. A consolidated amended class action complaint was filed in November 2011. A motion to dismiss the case was filed by the defendants in the New York court on January 6, 2012 and, on April 3, 2012, the Court granted in part and denied in part the motion. A Second Amended Complaint was filed on April 23, 2012 and the Company filed a motion to dismiss the amended claims on May 11, 2012. That motion is pending in the New York court.

In February 2011, a class proceeding was commenced in the Ontario Superior Court of Justice on behalf of purchasers of the Class A Subordinate Voting Shares issued in conjunction with the IPO. A second class proceeding was subsequently initiated by the same law firm with an Ontario-based plaintiff. Originally, the plaintiffs indicated that they would consolidate the two actions; however, they have now applied to stay the first and will be proceeding only with the second action. The hearing to determine whether the matter will be certified to proceed as a class action is scheduled for December of 2012.

In September 2011, an additional putative class proceeding was commenced in the Superior Court of the State of California, County of San Francisco on behalf of purchasers of the Class A Subordinate Voting Shares. The Company is of the view that this proceeding is not materially different than the aforementioned matter being heard in the Southern District of New York. In October 2011, the defendants removed the case to the U.S. District Court for the Northern District of California. Thereafter, the defendants filed a motion to transfer the case to the U.S. District Court for the Southern District of New York, and plaintiffs filed a motion to remand the case to California state court. Both motions are pending.

All of the claims in Canada and the U.S. are essentially based on the allegation that the Company misrepresented or omitted to fully disclose demand for its products.

The foregoing litigation proceedings are in their early stages. As a result, the Company is not able to make any determination with respect to the likelihood or amount of any damages that might be awarded against the Company with such proceedings (or any related proceedings).

(b) Indemnities and Guarantees

In the normal course of business, the Company enters into guarantees that provide indemnification and guarantees to counterparties to secure sales agreements and purchase commitments. Should the Company be required to act under such agreements, it is expected that no material loss would result.

As a result of the U.S. and Canadian class action IPO litigations, as described in the “Securities Class Actions” section above, the Company may be required, subject to certain limitations, to indemnify the following parties: the underwriters pursuant to the underwriting agreement entered into in connection with the IPO; Intel Corporation, Apax Partners and IFF Holdings Inc. pursuant to a registration rights agreement entered into in 2007 and amended and restated in connection with the IPO; and the directors and officers of SMART Technologies Inc. pursuant to indemnification agreements entered into by the Company and each director and officer on or about the time of their appointment to their respective office.

(c) Other Litigation

In addition to the putative class action complaints described above under “Securities Class Actions”, the Company is involved in various other claims and litigation arising in the normal course of business. While the outcome of these other matters is uncertain and there can be no assurance that such matters will be resolved in the Company’s favor, the Company does not currently believe that the outcome of such other claims and litigation, or the amounts which the Company may be required to pay by reason thereof, would have a material adverse impact on its financial position, results of operations or liquidity.